Notes to the Profit or Loss Statement - Summary of Selling Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of selling expenses [line items]
Selling expenses	€ 107,742,684	€ 22,671,481	€ 6,382,510
Personnel expenses [member]
Disclosure of selling expenses [line items]
Selling expenses	52,959,000	6,967,000	2,536,000
Consumable supplies [member]
Disclosure of selling expenses [line items]
Selling expenses	125,000	14,000	3,000
Other Operating expenses [member]
Disclosure of selling expenses [line items]
Selling expenses	3,360,000	1,158,000	538,000
Amortization of intangible assets [member]
Disclosure of selling expenses [line items]
Selling expenses	8,000	11,000	25,000
External services [member]
Disclosure of selling expenses [line items]
Selling expenses	50,591,000	14,150,000	2,953,000
Depreciation and other costs for infrastructure [member]
Disclosure of selling expenses [line items]
Selling expenses	€ 700,000	€ 371,000	€ 328,000